Revenues - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Time charter revenue	$ 290,440	$ 351,006	$ 328,905
Voyage charter revenue	0	0	5,578
Other income	4,953	13,044	8,992
Total	$ 295,393	$ 364,050	$ 343,475